Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues
Expenses:
Research and Development expenses	(38,812)		(10,007)
G&A Expenses	(67,183)	(4,877)	(75,177)	(2,601)
Total operating expenses	(105,995)	(4,877)	(85,184)	(2,601)
(Loss) from operations	(105,995)	(4,877)	(85,184)	(2,601)
Other income (expense):
Gain (loss) from debt settlement			50
Interest expense		(31)	(836)	(43)
Financial income (expense)		(31)	(786)	(43)
Provision for income taxes
Net (loss)	(105,995)	(4,908)	(85,970)	(2,644)
Less: loss (income) attributable to noncontrolling Interest	7,952
Net (loss) attributable to Smart Energy Solutions, Inc.	$ (98,043)	$ (4,908)	$ (85,970)	$ (2,644)
Loss per share	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.00)
Weighted average shares outstanding Basic and diluted	8,606,744	624,910	8,591,577	624,910